Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 4,591	$ 1,540
Restricted deposit	20	20
Trade receivables	10	10
Other accounts receivable	289	1,079
Investments in short-term financial assets		517
Current maturities of long-term loan	451
Loans to a related party		4,224
Inventory	75	113
Total current assets	5,436	7,503
NON-CURRENT ASSETS:
Intangible assets, net	1,170	1,479
Investments in an associate accounted for under the equity method		952
Investments in financial assets	997	354
Property and equipment, net	19	59
Total non-current assets	2,186	2,844
Total assets	7,622	10,347
CURRENT LIABILITIES:
Trade payables	783	816
Other payables	270	242
Related parties	504
Current maturities of long-term loans	356
Accrued legal contingency	340	341
Total current liabilities	2,253	1,399
NON-CURRENT LIABILITIES:
Related party	222
Lease liability, excluding current portion		9
Total non-current liabilities	222	9
Total liabilities	2,475	1,408
EQUITY:
Share capital and premium	76,481	70,886
Reserve from share-based payment transactions	6,613	5,746
Warrants	5,190	5,190
Other reserves	1,907	497
Transactions with non-controlling interests	1,202	810
Accumulated deficit	(87,154)	(74,975)
Equity attributable to owners of the Company	4,239	8,154
Non-controlling interests	908	785
Total equity	5,147	8,939
Total liabilities and equity	$ 7,622	$ 10,347